LEASES (Tables)	12 Months Ended
Jul. 31, 2015
LEASES [Abstract]
Schedule of rental expense
	2015	2014	2013
Minimum rental expense	$1,726,481	$1,732,220	$1,726,817
Contingent rental expense	777,637	732,220	736,406
	2,504,118	2,464,440	2,463,223
Sublease rental income	6,566,297	5,985,195	6,161,173
Excess of sublease income over expense	$4,062,179	$3,520,755	$3,697,950

Schedule of future minimum non-cancelable rental commitments
Operating
Fiscal Year	Leases
2016	$1,724,004
2017	1,724,004
2018	1,731,609
2019	1,731,609
2020	1,731,609
After 2020	14,630,256
Total required*	$23,273,091

*	Minimum payments have not been reduced by minimum sublease rentals of $29,807,743 under operating leases due in the future under non-cancelable leases.